NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Jun. 09, 2022 $ / shares
Restructuring Cost and Reserve [Line Items]
Ordinary shares price		$ 0.001
Conversion ratio	0.1713
New Forafric [Member]
Restructuring Cost and Reserve [Line Items]
Acquired interest, percentage		100.00%